Leases (Details) - Schedule of minimum aggregate future minimum lease payments under capital leases $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Minimum Aggregate Future Minimum Lease Payments Under Capital Leases Abstract
2022	$ 2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
Capital leases total	$ 11,993